INCOME TAXES - Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Foreign carryforward benefits	$ 5.6	$ 18.6
Accrued expenses	14.3	15.5
Warranty expenses	2.5	3.5
Lease liabilities	2.7	4.1
Research and development capitalization	15.6
Other	5.1	12.3
Gross deferred tax assets	45.8	54.0
Valuation allowance	(3.7)	(16.4)	$ (17.6)	$ (16.0)
Total deferred tax assets	42.1	37.6
Deferred tax liabilities
Property, plant and equipment	7.8	8.0
Unremitted income of foreign subsidiaries and joint ventures	13.9	12.4
Employee benefit plans	0.7	1.2
Lease assets	3.2	4.0
Other	3.7	5.0
Total deferred tax liabilities	29.3	30.6
Net deferred tax assets	$ 12.8	$ 7.0